Inventory	3 Months Ended
Dec. 31, 2025
Inventory [Abstract]
INVENTORY

4. INVENTORY

Inventory is stated at the lower of actual accumulated costs or net realizable value related to the manufacturing of LYMPHIR commercial products, which became available for sale in December 2025. Cost is determined using the first-in, first-out (FIFO) method. No reserves against inventory were deemed necessary based on an evaluation of the product expiration dating. A summary of inventory is as follows:

	December 31, 2025	September 30, 2025
Finished goods	$15,687,377	$10,577,876
Work in process	6,951,965	11,708,817
Total	$22,639,342	$22,286,693

Cost of Goods Sold

Cost of goods sold consists of direct and indirect costs associated with manufacturing and distributing LYMPHIR. These costs include amounts paid to third-party contract manufacturing organizations for production-related services, including raw materials, drug substance, drug product manufacturing, fill-finish activities, certain testing, and packaging. Cost of goods sold also includes distribution, storage shipping, and handling fees, as well as royalties owed under the Company’s licensing arrangements.